Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Disclosure of Exchange Rates of Local Currencies Translated to Mexican Pesos

		Exchange Rates of Local Currencies Translated to Mexican Pesos (1)
	Functional /	Average Exchange Rate for			Exchange Rate as of
	Recording				December 31,	December 31,
Country or Zone	Currency	2020	2019	2018	2020	2019
Guatemala	Quetzal	2.78	2.50	2.56	2.56	2.45
Costa Rica	Colon	0.04	0.03	0.03	0.03	0.03
Panama	U.S. dollar	21.49	19.26	19.24	19.95	18.85
Colombia	Colombian peso	0.01	0.01	0.01	0.01	0.01
Nicaragua	Cordoba	0.63	0.58	0.62	0.57	0.56
Argentina	Argentine peso	0.31	0.41	0.73	0.24	0.31
Brazil	Reais	4.18	4.89	5.29	3.84	4.68
Chile	Chilean peso	0.03	0.03	0.03	0.03	0.03
Euro Zone	Euro (€)	24.48	21.56	22.71	24.52	21.12
Peru	Nuevo Sol	6.15	5.77	5.85	5.51	5.68
Ecuador	U.S. dollar	21.49	19.26	19.24	19.95	18.85
Philippines	Philippine peso	—	—	0.37	—	—
United States	U.S. dollar	21.49	—	—	19.95	—
Uruguay	Uruguayan peso	0.51	0.55	0.63	0.47	0.51

Exchange rates published by the Central Bank of each country where the Company operates.

Disclosure of Recognition of Effects of Inflation in Countries with Hyperinflationary Economic Environments

As of December 31, 2020,  2019, and 2018, the operations of the Company are classified as follows:

	Cumulative		Cumulative		Cumulative
	Inflation		Inflation		Inflation
Country	2018- 2020	Type of Economy	2017- 2019	Type of Economy	2016- 2018	Type of Economy
Mexico	11.2%	Non-hyperinflationary	13.2%	Non-hyperinflationary	15.7%	Non-hyperinflationary
Guatemala	10.9%	Non-hyperinflationary	11.8%	Non-hyperinflationary	12.2%	Non-hyperinflationary
Costa Rica	4.5%	Non-hyperinflationary	5.8%	Non-hyperinflationary	5.7%	Non-hyperinflationary
Panama	(1.5)%	Non-hyperinflationary	0.5%	Non-hyperinflationary	2.1%	Non-hyperinflationary
Colombia	8.8%	Non-hyperinflationary	11.0%	Non-hyperinflationary	13.4%	Non-hyperinflationary
Nicaragua	13.5%	Non-hyperinflationary	15.6%	Non-hyperinflationary	13.1%	Non-hyperinflationary
Argentina (a)	209.2%	Hyperinflationary	179.4%	Hyperinflationary	158.4%	Hyperinflationary
Brazil	13.1%	Non-hyperinflationary	11.1%	Non-hyperinflationary	25.0%	Non-hyperinflationary
Philippines	—	—	—%	Non-hyperinflationary	11.9%	Non-hyperinflationary
Euro Zone	2.4%	Non-hyperinflationary	3.6%	Non-hyperinflationary	2.7%	Non-hyperinflationary
Chile	8.8%	Non-hyperinflationary	8.3%	Non-hyperinflationary	9.7%	Non-hyperinflationary
Peru	6.2%	Non-hyperinflationary	5.2%	Non-hyperinflationary	9.3%	Non-hyperinflationary
Ecuador	(0.7)%	Non-hyperinflationary	0.3%	Non-hyperinflationary	30.3%	Non-hyperinflationary
United States	3.7%	Non-hyperinflationary	—	—	—	—
Uruguay	28.5%	Non-hyperinflationary	22.0%	Non-hyperinflationary	25.3	Non-hyperinflationary

Disclosure of Estimated Useful Lives of Company's Assets

The estimated useful lives of the Company’s assets are as follows:

Years
Buildings	25-50
Machinery and equipment	10-20
Distribution equipment	7-15
Refrigeration equipment	5-7
Returnable bottles	1.5-3
Leasehold improvements	The shorter of lease term or 15 years
Information technology equipment	3-5
Other equipment	3-10